INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Interest Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Investments in sales type and direct financing leases	$ 57,579	$ 56,764	$ 39,678
Investments in leaseback assets	13,637	3,556	0
Total	71,216	60,320	39,678
Interest income related parties – direct financing leases	$ 1,744	$ 3,796	$ 9,623